Income taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income taxes
Schedule of income tax expenses in the consolidated statements of profit or loss and other comprehensive income

	2018	2019	2020
	RMB	RMB	RMB
Current
—PRC income tax expenses	66,288	108,545	122,576
Deferred
—PRC income tax expenses	—	168	(652)
Income tax expenses for the year	66,288	108,713	121,924

Schedule of reconciliation between the provision for income tax

Reconciliation between the provision for income tax computed by applying applicable tax rates in fiscal year 2018, 2019 and 2020 to income before income taxes and the actual provision for income tax was as follow:

	2018	2019	2020
	RMB	RMB	RMB
Profit before tax	297,190	424,493	488,522
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	74,298	108,122	124,421
Effect of expenses that are not deductible in determining taxable profit	373	524	592
Effect of incomes that are not taxable in determining taxable profit	(956)	—	—
Unrecognized tax losses	70	2,054	2,482
Utilization of tax losses previously not recognized	(46)	(486)	(964)
Effect of income tax exemptions	(7,451)	(1,501)	(4,607)
Income tax expense recognized in profit or loss	66,288	108,713	121,924

Schedule of deferred tax assets and liabilities

	Capitalized		Right-of-use
	contract	Favorable	assets and
	costs	lease	Lease liabilities	Total
Deferred tax liabilities
At June 30, 2019	(328)	(4,363)	—	(4,691)
(Charged)/credited to profit or loss	(156)	240	—	84
At June 30, 2020	(484)	(4,123)	—	(4,607)
Deferred tax assets
At June 30, 2019	—	—	—	—
Credited to profit or loss	—	—	568	568
At June 30, 2020	—	—	568	568